FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details) - Long	12 Months Ended
Dec. 31, 2021
Capesize, Forward Freight Agreements, Maturing in 2022
Derivative [Line Items]
Aggregate maturity period	500 days
Capesize, Forward Freight Agreements, Maturing in 2023
Derivative [Line Items]
Aggregate maturity period	180 days